Stock options (Details 1) (CAD)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Number of stock options
Outstanding	3,656,121
Granted	601,066	542,500
Exercised	(2,057,852)	(846,700)
Forfeited	(35,000)	(423,333)
Expired	(1,598,269)
Outstanding		3,656,121
Options exercisable as at end of the year	1,782,537	1,733,930
Weighted average exercise price
Outstanding at beginning of the year	0.88	0.86
Granted	1.55	0.91
Exercised	0.60	0.79
Forfeited	1.42	0.79
Expired	0.71	0.75
Options outstanding as at end of the year	1.02	0.88
Options exercisable as at end of the year	1.01	0.9